Income Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 862,554	$ 817,164	$ 784,710
Foreign	34,118	56,626	45,106
Income before taxes as reported in the statements of income	$ 896,672	$ 873,790	$ 829,816